Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Customer trade receivables	$ 50,867	$ 51,719
Holdback receivables	0	6,750
Other receivables	6,775	4,337
Income tax receivable	717	1,232
Due from related parties (note 19)	122	156
Allowance for doubtful accounts	(3,039)	(2,294)
Accounts receivable, net	$ 55,442	$ 61,900